Loans And Leases (Individually Evaluated For Impairment By Class Of Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	$ 1,496	$ 3,137
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,591	3,448
Impaired Financing Receivable, Unpaid Principal Balance, Total	4,087	6,585
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	857	2,347
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,591	3,403
Impaired Financing Receivable, Recorded Investment, Total	3,448	5,750
Impaired Financing Receivable, Allocated Loans and Leases	22	20
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	951	2,421
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,651	3,504
Impaired Financing Receivable, Average Recorded Investment, Total	3,602	5,925
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	69	135
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	152	196
Impaired Financing Receivable, Interest Income Recognized, Total	221	331
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	476	36
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	199	394
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	358	28
Impaired Financing Receivable, with Related Allowance, Recorded Investment	199	394
Impaired Financing Receivable, Allocated Loans and Leases	1	5
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	436	65
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	232	439
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	13	1
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	9	12
Single-Family Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		322
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	122	128
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		161
Impaired Financing Receivable, with Related Allowance, Recorded Investment	122	128
Impaired Financing Receivable, Allocated Loans and Leases		1
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment		166
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	125	130
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	7	7
Multi-Family Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	37	1,545
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		45
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	37	1,545
Impaired Financing Receivable, with Related Allowance, Recorded Investment		45
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	41	1,561
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		48
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	2	95
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		3
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	112	546
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,068	2,224
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	112	446
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,068	2,224
Impaired Financing Receivable, Allocated Loans and Leases	19	9
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	114	455
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	2,086	2,242
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	8
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	126	136
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	871	688
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	202	363
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	350	167
Impaired Financing Receivable, with Related Allowance, Recorded Investment	202	363
Impaired Financing Receivable, Allocated Loans and Leases	2	1
Impaired Financing Receivable, with No Related Allowance, Average Recorded Investment	360	174
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment	208	371
Impaired Financing Receivable, with no Related Allowance, Interest Income Recognized	46	39
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized	$ 10	20
Real Estate, Commercial, Land [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		294
Impaired Financing Receivable, with Related Allowance, Recorded Investment		249
Impaired Financing Receivable, Allocated Loans and Leases		4
Impaired Financing Receivable, with Related Allowance, Average Recorded Investment		274
Impaired Financing Receivable, with Related Allowance, Interest Income Recognized		$ 18